STOCKHOLDERS EQUITY (Details Narrative) - USD ($)			1 Months Ended		3 Months Ended		12 Months Ended
	Sep. 12, 2023	Sep. 12, 2023	Apr. 30, 2023	Jan. 31, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Aug. 25, 2023	Mar. 13, 2023	Jan. 03, 2023	Jan. 31, 2021
Common Stock Warrants							45,129	13,158
Restricted Stock Compensation					$ 105,000	$ 0	$ 394,168
Purchase of Common stock warrants								1,278
Additional warrants to be issued					69,000		1,424	28,883
Restated strike price				$ 1,817,123				$ 45,000
Strike price								$ 0.15
Common Stock Shares authorized					100,000,000	100,000,000	100,000,000	100,000,000	100,000,000
Common Stock, par value					$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock Shares authorized					40,000,000	40,000,000	40,000,000	40,000,000	40,000,000
Preferred Stock Shares issued					4,376,709		3,755,209	0
Common Stock Shares issued					10,240,398		10,068,477	6,076,078
Purchase of Common stock							291,259
Advance to party	$ 15,000,000	$ 15,000,000
Purchase of Common stock value							$ 600,000	$ 100,000
Purchase Price, Description								The Company issued convertible debt in December 2022 at a price of $2.39 thereby affecting the down round provision on 659,585 warrants with a trigger price that is lower than $0.30 for any equity instrument issued. As such the Company has recorded a charge of $1,794,704 as a Dividend to Common Stockholders reflecting the increase in value of shares to be received by the warrant holder along with an increase in 366,331 warrants issuable to these holders for a total of 1,014,791 warrants at a new exercise price of $2.39
Common Stock Shares Issued For Cash, Value					$ 540,000		540,000
Shares of common stock on the conversion of debt					$ 85,174		$ 1,392,935
Common Stock Option [Member]
Description of equity							The Incentive Plan had an initial authorized equity pool of 1,187,790. As of December 31, 2023 there are 411,462 equity grants available under the Incentive Plan
Description of converted shares of common stock							310,881 were converted on a cashless basis into 198,378 shares of common stock
Warrant Agreement [Member]
Derivate liability							$ 1,987,460
Modification of warrant price							$ 2.00
Common Stock Warrants							45,129
Arena Business Solutions Global SPC II [Member]
Common Stock, par value	$ 0.0001	$ 0.0001
Purchase of Common stock	40,000,000	40,000,000
Advance to party	$ 20,000,000	$ 20,000,000
Board Of Directors [Member]
Common stock shares issued related to employee performance, shares			81,267
Common stock shares issued related to employee performance, value			$ 312,761
Chief Executive Officer [Member]
Restricted Shares Of Common Stock Issued For Bonus, Shares											134,049
May 18 2023 [Member]
Non cash incremental fair value								$ 1,794,704
Description of converted shares of common stock							368,368 were converted on a cashless basis into 117,301 shares of common stock
Series A Preferred Stock [Member]
Preferred Stock Shares authorized					40,000,000		40,000,000
Preferred Stock Shares per value					$ 0.0001		$ 0.0001
Conversion Price					$ 10.00		$ 10.00
Accrued Intrest rate					12.00%		12.00%
Preferred Stock Shares issued					621,500		46,500
Common Stock Shares Issued For Cash, Shares							465,000
Cashless conversion of shares							174,200
Warrants Price							$ 2.00
Shares of common stock on the conversion of debt							212,842
Stock Issuances [Member]
Common Stock Shares Issued For Cash, Shares							2,880,985	5,722,844
Common Stock Shares issued							3,992,399	13,827,049
Common Stock Shares Issued For Cash, Value								$ 450,000
Shares of common stock on the conversion of debt								227,368
Asset acquisition of Preferred Dental Services							40,000
Inducements for financing agreements							243,347	8,426,837
Conversion of debt							1,708,615	700,000
Common Stock Shares issued
Common Stock Shares issued							3,992,399	11,729
Committee [Member]
Additional compensation			5,000
Chair of a Committee [Member]
Additional compensation			5,000				$ 20,000
Restricted Stock Compensation [Member]
Restricted common stock issued for service, shares					2,425,000		2,425,000	250,000
Compensation			$ 60,000
Restricted common stock issued for srvice, value								$ 122,375
Price per share								$ 0.08
Restricted shares of common stock issued for bonus, value								$ 160,645
Restricted Stock Compensation [Member] | 2020 Service [Member] | Chief Executive Officers [Member]
Restricted shares of common stock issued for bonus, value						$ 356,000		$ 356,000
Restricted Shares Of Common Stock Issued For Bonus, Shares										5,027
Equity Lineof Credit [Member] | January Two Thousand Twenty One [Member]
Common Stock Shares issued							1,308,741	536,175				8,378
Common Stock Shares				158,273								5,000,000
Equity Line Of Credit Of Aggregate Amount				$ 350,000			$ 2,940,985
Balance available							$ 37,059,015	$ 4,650,000
Purchase Price, Description				The purchase price of the stock will be at 75% of the lowest individual daily weighted average price of the past five (5) trading days with the amount to be drawn down as the lesser of $250,000 or 300% of the average shares traded for the ten (10) days prior to the Closing Request Date with a minimum $25,000 put allowance